Recently issued accounting standards	12 Months Ended
Dec. 31, 2019
Recently issued accounting standards
2 Recently issued accounting standards
Recently adopted accounting standards
ASC Topic 220 – Income Statements – Reporting Comprehensive Income
In January 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2018-02, “Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income” (ASU 2018-02), an update to ASC Topic 220 – Income Statement – Reporting Comprehensive Income. The amendments in ASU 2018-02 allowed a reclassification from AOCI to retained earnings for the stranded tax effects resulting from the US Tax Cuts and Jobs Act. ASU 2018-02 was effective for annual reporting periods and interim periods within those periods beginning after December 15, 2018. The adoption of ASU 2018-02 on January 1, 2019 resulted in a net increase in retained earnings of CHF  64 million as a result of the reclassification from AOCI to retained earnings, which was the result of the re-measurement of deferred tax assets and liabilities associated with the change in tax rates.
ASC Topic 350 – Intangibles – Goodwill and Other
In August 2018, the FASB issued ASU 2018-15, “Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract” (ASU 2018-15), an update to ASC Subtopic 350-40 – Intangibles – Goodwill and Other – Internal-Use Software. The amendments in ASU 2018-15 align the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. ASU 2018-15 is effective for annual reporting periods beginning after December 15, 2019, including interim periods within those annual reporting periods and can be applied either retrospectively or prospectively. Early adoption, including adoption in an interim period, was permitted. The Group elected to early adopt ASU 2018-15 prospectively on January 1, 2019. The adoption of ASU 2018-15 did not have a material impact on the Group’s financial position, results of operations or cash flows.
ASC Topic 715 – Compensation – Retirement Benefits
In August 2018, the FASB issued ASU 2018-14, “Changes to the Disclosure Requirements for Defined Benefit Plans” (ASU 2018-14), an update to ASC Topic 715 – Compensation—Retirement Benefits—Defined Benefit Plans—General (Subtopic 715-20): Disclosure Framework. ASU 2018-14 modifies the disclosure framework to improve disclosure requirements for employers that sponsor defined benefit pension or other postretirement plans. ASU 2018-14 is effective for annual reporting periods ending after December 15, 2020, with early adoption permitted. The Group elected to early adopt ASU 2018-14 retrospectively on January 1, 2019. As these amendments relate only to disclosures, there was no impact from the adoption of ASU 2018-14 on the Group’s financial position, results of operations or cash flows.
ASC Topic 815 – Derivatives and Hedging
In August 2017, the FASB issued ASU 2017-12, “Targeted Improvements to Accounting for Hedging Activities” (ASU 2017-12), an update to ASC Topic 815 – Derivatives and Hedging. ASU 2017-12 made changes to the hedge accounting model intended to facilitate financial reporting that more closely reflected an entity’s risk management activities and simplified application of hedge accounting. The amendments in ASU 2017-12 provided more hedging strategies that will be eligible for hedge accounting, eased the documentation and effectiveness assessment requirements and resulted in changes to the presentation and disclosure requirements of hedge accounting activities. ASU 2017-12 was effective for annual reporting periods beginning after December 15, 2018, and for the interim periods within those annual reporting periods. The adoption of ASU 2017-12 on January 1, 2019 did not have a material impact on the Group’s financial position, results of operations and cash flows.
In October 2018, the FASB issued ASU 2018-16, “Inclusion of the Secured Overnight Financing Rate (SOFR) Overnight Index Swap (OIS) Rate as a Benchmark Interest Rate for Hedge Accounting Purposes” (ASU 2018-16), an update to ASC Topic 815 – Derivatives and Hedging. ASU 2018-16 permitted the use of the OIS rate based on the SOFR as a US benchmark interest rate for hedge accounting purposes and was effective for the Group on January 1, 2019. The adoption of ASU 2018-16 on January 1, 2019 did not impact the Group’s existing hedges.
ASC Topic 820 – Fair Value Measurement
In August 2018, the FASB issued ASU 2018-13, “Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement” (ASU 2018-13), an update to ASC Topic 820 – Fair Value Measurement. The amendments in ASU 2018-13 removed, modified and added certain disclosure requirements in ASC Topic 820, Fair Value Measurement. ASU 2018-13 is effective for annual reporting periods beginning after December 15, 2019 and for the interim periods within those annual reporting periods. Early adoption was permitted, including in an interim period, for any eliminated or modified disclosure requirements. The Group early adopted the amendments for removing disclosures and the amendments for certain modifying disclosures upon issuance of ASU 2018-13. The Group adopted the remaining amendments on January 1, 2020. As these amendments related only to disclosures, there was no impact from the adoption of ASU 2018-13 on the Group’s financial position, results of operations or cash flows.
ASC Topic 842 – Leases
In February 2016, the FASB issued ASU 2016-02, “Leases” (ASU 2016-02), creating ASC Topic 842 – Leases and superseding ASC Topic 840 – Leases. ASU 2016-02 set out the principles for the recognition, measurement, presentation and disclosure of leases for both lessees and lessors. ASU 2016-02 also included disclosure requirements to provide more information about the amount, timing and uncertainty of cash flows arising from leases. Lessor accounting was substantially unchanged compared to the previous accounting guidance. Under the previous lessee accounting model, the Group was required to distinguish between finance leases, which are recognized on the balance sheet, and operating leases, which are not. ASU 2016-02 required lessees to present a right-of-use asset and a corresponding lease liability on the balance sheet irrespective of the lease classification.
The Group adopted ASU 2016-02 and its subsequent amendments on January 1, 2019 using the modified retrospective approach, with a transition adjustment recognized in retained earnings without restating comparatives. The Group elected the use of the package of practical expedients and the practical expedient to use hindsight.
As a result of adoption, the Group recognized lease liabilities and related right-of-use assets of approximately CHF  3.5 billion and CHF  3.3 billion, respectively. In addition, the Group recognized an increase in retained earnings of approximately CHF  0.2 billion, net of tax, which included the release of previously deferred gains on sale lease-back transactions and previously unrecognized impairment losses.
Standards to be adopted in future periods
ASC Topic 326 – Financial Instruments – Credit Losses
In June 2016, the FASB issued ASU 2016-13, “Measurement of Credit Losses on Financial Instruments” (ASU 2016-13), creating ASC Topic 326 – Financial Instruments – Credit Losses. ASU 2016-13 is intended to improve financial reporting by requiring timelier recording of credit losses on financial assets measured at amortized cost basis including, but not limited to loans, net investments in leases and off-balance sheet credit exposures. ASU 2016-13 eliminates the probable initial recognition threshold under the current incurred loss methodology for recognizing credit losses. Instead, ASU 2016-13 requires the measurement of all expected credit losses for financial assets held at the reporting date over the remaining contractual life (considering the effect of prepayments) based on historical experience, current conditions and reasonable and supportable forecasts. The Group will incorporate forward-looking information and macroeconomic factors into its credit loss estimates. ASU 2016-13 requires enhanced disclosures to help investors and other financial statement users to better understand significant estimates and judgments used in estimating credit losses, as well as the credit quality and underwriting standards of an organization’s portfolio.
In May 2019, the FASB issued ASU 2019-05, “Financial Instruments – Credit Losses” (ASC 2019-05), to provide targeted transition relief upon the adoption of ASU 2016-13. The amendment provides an entity with the option to irrevocably elect the fair value option on certain financial assets on transition.
As the Group is a US Securities and Exchange Commission (SEC) filer, ASU 2016-13 and its subsequent amendments are effective for annual reporting periods beginning after December 15, 2019, including interim periods within those annual reporting periods. The Group adopted ASU 2016-13 and its subsequent amendments on January 1, 2020, applying the modified retrospective approach, which resulted in a decrease in retained earnings of less than CHF  0.2 billion, with no significant impact on regulatory capital.
ASC Topic 740– Income Taxes
In December 2019, the FASB issued ASU 2019-12, “Simplifying the Accounting for Income Taxes” (ASU 2019-12), an update to ASC Topic 740 – Income Taxes. The amendments in ASU 2019-12 eliminate certain exceptions related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period and the accounting for basis differences when there are changes in foreign ownership. In addition, ASU 2019-12 includes clarification and simplification of other aspects of the accounting for income taxes. The amendments are effective for annual reporting periods beginning after December 15, 2020 and for the interim periods within those annual reporting periods. Early adoption is permitted, including in an interim period. The Group is currently evaluating the impact of the adoption of ASU 2019-12 on the Group’s financial position, results of operations and cash flows.
ASC Topic 848 – Reference Rate Reform
In March 2020, the FASB issued ASU 2020-04, “Facilitation of the Effects of Reference Rate Reform on Financial Reporting” (ASU 2020-04), creating ASC Topic 848 - Reference Rate Reform. The amendments in ASU 2020-04 provide optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. The amendments are elective and apply to contracts, hedging relationships and other transactions that reference the London Interbank Offered Rate or another reference rate expected to be discontinued because of reference rate reform. The Group may elect to apply the amendments as of March 12, 2020 through December 31, 2022. The Group is currently evaluating the impact of the adoption of ASU 2020-04 on the Group’s financial position, results of operations and cash flows.